Income Taxes Disclosure (Details) - USD ($)	May 31, 2020	May 31, 2019
Details
Net operating losses which may be carried forward	$ 4,496,000	$ 4,043,000
Non-capital loss carry forwards, Canadian taxable income	$ 969,000	$ 432,000